Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
Without Sales Load [Member] | C000011076
Average Annual Return [Line Items]
Average Annual Return, Percent	2.21%	4.49%	1.60%	0.96%
Without Sales Load [Member] | C000011077
Average Annual Return [Line Items]
Average Annual Return, Percent	1.71%	3.45%	1.10%	0.60%
Without Sales Load [Member] | C000226848
Average Annual Return [Line Items]
Average Annual Return, Percent	2.18%	8.47%	1.41%	2.91%
Without Sales Load [Member] | C000011079
Average Annual Return [Line Items]
Average Annual Return, Percent	3.55%	6.48%	(0.32%)	0.73%
Without Sales Load [Member] | C000011091
Average Annual Return [Line Items]
Average Annual Return, Percent	1.70%	31.36%	3.73%	5.92%
Without Sales Load [Member] | C000011086
Average Annual Return [Line Items]
Average Annual Return, Percent	(9.63%)	(13.07%)	(14.56%)	(12.81%)
Without Sales Load [Member] | C000011092
Average Annual Return [Line Items]
Average Annual Return, Percent	3.35%	10.48%	9.19%	6.95%
Without Sales Load [Member] | C000011088
Average Annual Return [Line Items]
Average Annual Return, Percent	14.22%	22.10%	12.80%	10.66%
Without Sales Load [Member] | C000011107
Average Annual Return [Line Items]
Average Annual Return, Percent	17.72%	31.11%	8.81%	5.49%
Without Sales Load [Member] | C000011094
Average Annual Return [Line Items]
Average Annual Return, Percent	1.56%	6.43%	6.17%	8.86%
Without Sales Load [Member] | C000011095
Average Annual Return [Line Items]
Average Annual Return, Percent	7.10%	4.59%	7.71%	6.41%
Without Sales Load [Member] | C000032805
Average Annual Return [Line Items]
Average Annual Return, Percent	3.52%	13.36%	7.70%	8.27%
Without Sales Load [Member] | C000024086
Average Annual Return [Line Items]
Average Annual Return, Percent	5.77%	13.32%	3.69%	2.35%
Without Sales Load [Member] | C000011096
Average Annual Return [Line Items]
Average Annual Return, Percent	9.65%	14.27%	10.56%	0.68%
Without Sales Load [Member] | C000011080
Average Annual Return [Line Items]
Average Annual Return, Percent	5.33%	14.57%	5.93%	2.85%
Without Sales Load [Member] | C000012425
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.48%)	(1.19%)	(2.87%)	(4.28%)
Without Sales Load [Member] | C000011097
Average Annual Return [Line Items]
Average Annual Return, Percent	9.28%	22.08%	8.22%	8.68%
Without Sales Load [Member] | C000011112
Average Annual Return [Line Items]
Average Annual Return, Percent	2.21%
Without Sales Load [Member] | C000011098
Average Annual Return [Line Items]
Average Annual Return, Percent	6.91%	9.81%	9.27%	9.18%
Without Sales Load [Member] | C000011100
Average Annual Return [Line Items]
Average Annual Return, Percent	6.86%	13.62%	8.58%	8.79%
Without Sales Load [Member] | C000024087
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%	8.79%	3.98%	1.83%
Without Sales Load [Member] | C000011101
Average Annual Return [Line Items]
Average Annual Return, Percent	9.17%	24.20%	6.15%	11.84%
Without Sales Load [Member] | C000011081
Average Annual Return [Line Items]
Average Annual Return, Percent	21.89%	23.85%	14.54%	10.33%
Without Sales Load [Member] | C000011114
Average Annual Return [Line Items]
Average Annual Return, Percent	22.48%	30.25%	14.83%	12.97%
Without Sales Load [Member] | C000011113
Average Annual Return [Line Items]
Average Annual Return, Percent	4.91%	13.32%	10.08%	8.07%
Without Sales Load [Member] | C000011093
Average Annual Return [Line Items]
Average Annual Return, Percent	3.29%	6.96%	9.87%	5.90%
Without Sales Load [Member] | C000012418
Average Annual Return [Line Items]
Average Annual Return, Percent	4.91%	10.96%	7.78%	6.74%
Without Sales Load [Member] | C000011116
Average Annual Return [Line Items]
Average Annual Return, Percent	10.75%	16.87%	8.69%	7.92%
Without Sales Load [Member] | C000011115
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.33%)	6.34%	7.82%	6.44%
Without Sales Load [Member] | C000011110
Average Annual Return [Line Items]
Average Annual Return, Percent	16.36%	28.26%	19.22%	16.50%
Without Sales Load [Member] | C000011102
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.17%)	(2.87%)	2.48%	3.04%
Without Sales Load [Member] | C000011103
Average Annual Return [Line Items]
Average Annual Return, Percent	7.11%	9.44%	5.71%	0.18%
Without Sales Load [Member] | C000011104
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.16%)	3.88%	1.45%	4.05%
Without Sales Load [Member] | C000011111
Average Annual Return [Line Items]
Average Annual Return, Percent	12.27%	17.63%	4.58%	(2.46%)
Without Sales Load [Member] | C000011105
Average Annual Return [Line Items]
Average Annual Return, Percent	66.82%	94.65%	40.05%	27.13%
Without Sales Load [Member] | C000033012
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.86%)	(7.06%)	(10.75%)	(11.63%)
Without Sales Load [Member] | C000024064
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.47%)	(8.88%)	(9.69%)	(8.14%)
Without Sales Load [Member] | C000024065
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.81%)	(3.78%)	(7.77%)	(6.11%)
Without Sales Load [Member] | C000011087
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.52%)	(5.96%)	(12.85%)	(11.29%)
Without Sales Load [Member] | C000011090
Average Annual Return [Line Items]
Average Annual Return, Percent	(11.91%)	(18.48%)	(21.31%)	(18.81%)
Without Sales Load [Member] | C000011089
Average Annual Return [Line Items]
Average Annual Return, Percent	0.89%	(4.46%)	(11.55%)	(10.63%)
Without Sales Load [Member] | C000011099
Average Annual Return [Line Items]
Average Annual Return, Percent	0.79%	8.07%	4.96%	5.01%
Without Sales Load [Member] | C000011078
Average Annual Return [Line Items]
Average Annual Return, Percent	2.48%	11.13%	6.52%	7.30%
Without Sales Load [Member] | C000011117
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.44%)	2.52%	5.70%	5.39%
Without Sales Load [Member] | C000011106
Average Annual Return [Line Items]
Average Annual Return, Percent	17.06%	29.06%	22.19%	18.64%
Without Sales Load [Member] | C000011109
Average Annual Return [Line Items]
Average Annual Return, Percent	(9.07%)	(12.28%)	(9.19%)	(2.18%)
Without Sales Load [Member] | C000011082
Average Annual Return [Line Items]
Average Annual Return, Percent	26.99%	41.46%	20.39%	17.77%
Without Sales Load [Member] | C000011083
Average Annual Return [Line Items]
Average Annual Return, Percent	7.40%	16.69%	8.69%	9.37%
Without Sales Load [Member] | C000011085
Average Annual Return [Line Items]
Average Annual Return, Percent	31.04%	54.04%	31.67%	28.87%
Without Sales Load [Member] | C000032809
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.15%)	(17.56%)	(24.37%)	(24.68%)
Without Sales Load [Member] | C000012429
Average Annual Return [Line Items]
Average Annual Return, Percent	(24.94%)	(37.98%)	(42.76%)	(37.53%)
Without Sales Load [Member] | C000011084
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.94%)	8.51%	1.63%	4.83%
Without Sales Load [Member] | C000011108
Average Annual Return [Line Items]
Average Annual Return, Percent	8.51%	6.01%	3.81%	6.07%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	(0.71%)	2.63%	(0.23%)	1.35%
S&P Global 1200 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global 1200 Index
Average Annual Return, Percent	12.49%	20.61%	12.21%	9.71%
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Total Market Index
Average Annual Return, Percent	13.61%	23.20%	14.04%	12.08%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	15.29%	24.56%	15.05%	12.86%
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Total Market Index
Average Annual Return, Percent	13.61%	23.20%	14.04%	12.08%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	15.29%	24.56%	15.05%	12.86%
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Total Market Index
Average Annual Return, Percent	13.61%	23.20%	14.04%	12.08%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	15.29%	24.56%	15.05%	12.86%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	15.29%	24.56%	15.05%	12.86%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	15.29%	24.56%	15.05%	12.86%
S&P Global 1200 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global 1200 Index
Average Annual Return, Percent	12.49%	20.61%	12.21%	9.71%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	15.29%	24.56%	15.05%	12.86%
S&P Global 1200 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global 1200 Index
Average Annual Return, Percent	12.49%	20.61%	12.21%	9.71%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	15.29%	24.56%	15.05%	12.86%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	15.29%	24.56%	15.05%	12.86%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	15.29%	24.56%	15.05%	12.86%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	15.29%	24.56%	15.05%	12.86%
MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	5.34%	11.54%	6.46%	4.33%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	15.29%	24.56%	15.05%	12.86%
S&P Global 1200 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global 1200 Index
Average Annual Return, Percent	12.49%	20.61%	12.21%	9.71%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	15.29%	24.56%	15.05%	12.86%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	15.29%	24.56%	15.05%	12.86%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	15.29%	24.56%	15.05%	12.86%
S&P 1500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	14.35%	23.52%	14.59%	12.50%
S&P 1500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	14.35%	23.52%	14.59%	12.50%
S&P 1500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	14.35%	23.52%	14.59%	12.50%
NASDAQ 100
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nasdaq-100<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	17.47%	30.77%	21.77%	18.92%
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Total Market Index
Average Annual Return, Percent	13.61%	23.20%	14.04%	12.08%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	15.29%	24.56%	15.05%	12.86%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	15.29%	24.56%	15.05%	12.86%
ICE U.S. Treasury Core Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE U.S. Treasury Core Bond Index
Average Annual Return, Percent	(0.73%)	1.53%	(0.65%)	0.91%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	15.29%	24.56%	15.05%	12.86%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	15.29%	24.56%	15.05%	12.86%
S&P Global 1200 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global 1200 Index
Average Annual Return, Percent	12.49%	20.61%	12.21%	9.71%
MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	5.34%	11.54%	6.46%	4.33%
S&P 1500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	14.35%	23.52%	14.59%	12.50%
NASDAQ 100
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nasdaq-100<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	17.47%	30.77%	21.77%	18.92%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	13.56%	23.13%	14.14%	12.15%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	13.56%	23.13%	14.14%	12.15%
S&P 1500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	14.35%	23.52%	14.59%	12.50%
S&P 1500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	14.35%	23.52%	14.59%	12.50%
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Total Market Index
Average Annual Return, Percent	13.61%	23.20%	14.04%	12.08%
ICE U.S. Treasury Core Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE U.S. Treasury Core Bond Index
Average Annual Return, Percent	(0.73%)	1.53%	(0.65%)	0.91%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	15.29%	24.56%	15.05%	12.86%
S&P 1500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	14.35%	23.52%	14.59%	12.50%
NASDAQ 100
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nasdaq-100<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	17.47%	30.77%	21.77%	18.92%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	15.29%	24.56%	15.05%	12.86%
NASDAQ 100
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nasdaq-100<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	17.47%	30.77%	21.77%	18.92%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	13.56%	23.13%	14.14%	12.15%
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Total Market Index
Average Annual Return, Percent	13.61%	23.20%	14.04%	12.08%
Markit iBoxx $ Liquid High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Markit iBoxx $ Liquid High Yield Index
Average Annual Return, Percent	2.24%	10.05%	3.25%	3.72%
ProFunds Asia 30 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Profunds Asia 30 Index<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup>
Average Annual Return, Percent	1.75%	4.70%	(0.79%)	0.37%
MSCI AC Asia Pacific Free ex-Japan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI AC Asia Pacific Free Excluding Japan Index
Average Annual Return, Percent	8.48%	13.05%	3.94%	4.08%
S&P Banks Select Industry Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Banks Select Industry Index
Average Annual Return, Percent	2.42%	33.44%	4.57%	6.08%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	15.29%	24.56%	15.05%	12.86%
S&P Biotechnology Select Industry Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Biotechnology Select Industry Index
Average Annual Return, Percent	3.95%	11.93%	1.28%	6.28%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	15.29%	24.56%	15.05%	12.86%
S&P Communication Services Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Communication Services Select Sector Index
Average Annual Return, Percent	18.58%	33.05%	12.82%	12.27%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	15.29%	24.56%	15.05%	12.86%
S&P Consumer Discretionary Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Consumer Discretionary Select Sector Index
Average Annual Return, Percent	2.44%	8.29%	9.95%	12.01%
S&P Consumer Staples Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Consumer Staples Select Sector Index
Average Annual Return, Percent	8.01%	6.40%	8.66%	8.55%
Dow Jones Industrial Total Retun Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Industrial Average<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup>
Average Annual Return, Percent	4.79%	16.02%	10.33%	11.30%
BONY Emerging Markets 50 ADR Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Emerging 50 ADR Index (USD)
Average Annual Return, Percent	6.51%	14.93%	5.14%	3.89%
S&P Energy Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Energy Select Sector Index
Average Annual Return, Percent	10.58%	16.26%	13.05%	3.16%
ProFunds Europe 30 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ProFunds Europe 30 Index<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup>
Average Annual Return, Percent	3.66%	12.01%	4.63%	1.12%
STOXX Europe 50 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	STOXX Europe 50<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	8.60%	13.25%	8.73%	4.64%
U.S. Dollar Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> U.S. Dollar Index
Average Annual Return, Percent	4.48%	2.88%	1.80%	2.87%
S&P Financial Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Financial Select Sector Index
Average Annual Return, Percent	10.17%	24.21%	10.58%	10.58%
S&P Health Care Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Health Care Select Sector Index
Average Annual Return, Percent	7.81%	11.68%	11.53%	11.06%
S&P Industrials Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Industrials Select Sector Index
Average Annual Return, Percent	7.75%	15.53%	11.52%	10.66%
DJ Composite Internet
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Internet Composite Index
Average Annual Return, Percent	10.08%	26.26%	7.91%	13.74%
NIKKEI 225
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nikkei 225 Stock Average - Yen
Average Annual Return, Percent	19.34%	21.48%	15.45%	12.21%
NIKKEI 225 (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nikkei 225 Stock Average - USD
Average Annual Return, Percent	4.59%	9.15%	6.56%	7.14%
S&P 500 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Growth Index
Average Annual Return, Percent	23.56%	32.52%	16.87%	14.97%
S&P 500 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Value Index
Average Annual Return, Percent	5.79%	15.29%	11.89%	9.89%
S&P Materials Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Materials Select Sector Index
Average Annual Return, Percent	4.14%	8.79%	10.86%	8.18%
S&P 400 MidCap
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup>
Average Annual Return, Percent	6.17%	13.57%	10.27%	9.14%
S&P MidCap 400 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Growth Index
Average Annual Return, Percent	11.70%	18.82%	10.49%	9.71%
S&P MidCap 400 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Value Index
Average Annual Return, Percent	0.45%	8.17%	9.54%	8.18%
S&P Pharmaceuticals Select Industry Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Pharmaceuticals Select Industry Index
Average Annual Return, Percent	(3.49%)	(1.52%)	1.11%	(0.62%)
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	15.29%	24.56%	15.05%	12.86%
DJ US Precious Metals Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Precious Metals Index
Average Annual Return, Percent	8.56%	12.41%	8.49%	2.79%
S&P Real Estate Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Real Estate Select Sector Index
Average Annual Return, Percent	(2.45%)	5.60%	4.42%	7.02%
S&P US Treasury Bond Current 30-Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P U.S. Treasury Bond Current 30-Year Total Return Index
Average Annual Return, Percent	(6.20%)	(7.70%)	(5.60%)	(0.02%)
DJ US Semiconductors Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Semiconductors Index
Average Annual Return, Percent	68.39%	98.17%	42.46%	29.39%
Dow Jones Industrial Total Retun Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Industrial Average<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup>
Average Annual Return, Percent	4.79%	16.02%	10.33%	11.30%
BONY Emerging Markets 50 ADR Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Emerging 50 ADR Index (USD)
Average Annual Return, Percent	6.51%	14.93%	5.14%	3.89%
S&P 400 MidCap
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup>
Average Annual Return, Percent	6.17%	13.57%	10.27%	9.14%
Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	1.73%	10.06%	6.94%	7.00%
Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	1.73%	10.06%	6.94%	7.00%
S&P SmallCap 600 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Small Cap 600<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Growth Index
Average Annual Return, Percent	3.30%	13.03%	8.34%	9.11%
S&P SmallCap 600 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Small Cap 600<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Value Index
Average Annual Return, Percent	(4.72%)	4.20%	7.42%	7.18%
S&P Technology Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Technology Select Sector Index
Average Annual Return, Percent	18.01%	31.20%	25.03%	21.17%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	15.29%	24.56%	15.05%	12.86%
S&P US Treasury Bond Current 30-Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P U.S. Treasury Bond Current 30-Year Total Return Index
Average Annual Return, Percent	(6.20%)	(7.70%)	(5.60%)	(0.02%)
S&P 400 MidCap
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup>
Average Annual Return, Percent	6.17%	13.57%	10.27%	9.14%
Dow Jones Industrial Total Retun Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Industrial Average<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup>
Average Annual Return, Percent	4.79%	16.02%	10.33%	11.30%
Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	1.73%	10.06%	6.94%	7.00%
S&P Utilities Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Utilities Select Sector Index
Average Annual Return, Percent	9.44%	7.82%	6.12%	8.05%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	15.29%	24.56%	15.05%	12.86%